Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.87%	0.94%	0.63%
Risk-free interest rate, maximum	3.75%	1.70%	1.88%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	55.99%	47.45%	44.37%
Expected volatility, maximum	56.79%	56.62%	47.83%
Weighted average expected volatility	56.15%	50.26%	46.37%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise multiple	¥ 2.8	¥ 2.8	¥ 2.8
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise multiple	¥ 2.2	¥ 2.2	¥ 2.5